NET OPERATING REVENUE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Revenue [Line Items]
Other revenue and expenditure	R$ 459,000	R$ 136,540	R$ 651,280
Operating revenue, net	48,404,858	47,725,367	44,475,106
Total net operating income	41,281,594	40,181,552	37,158,908
Generation
Operating Revenue [Line Items]
Energy Supply	18,311,190	18,811,949	17,030,455
Power supply for end consumers	1,760,056	2,941,312	3,853,830
CCEE	5,698,648	3,278,465	1,680,285
O&M Revenue	1,977,831	3,063,896	4,052,072
Operating Revenue, Net	27,747,725	28,095,622	26,616,642
Construction revenue	0	0	0
Contractual revenue	0	0	0
Other revenue and expenditure	32,903	65,724	(104,270)
Other Deductions On Operating Income	(3,940,439)	(4,484,379)	(4,378,811)
Total net operating income	23,840,189	23,676,967	22,133,561
Transmission
Operating Revenue [Line Items]
Energy Supply	0	0	0
Power supply for end consumers	0	0	0
CCEE	0	0	0
O&M Revenue	8,006,246	7,725,358	7,335,165
Operating Revenue, Net	20,115,785	19,292,579	17,432,037
Construction revenue	4,800,376	4,161,735	2,960,792
Contractual revenue	7,309,163	7,405,486	7,136,080
Other revenue and expenditure	1,147	241,150	415,326
Other Deductions On Operating Income	(3,118,161)	(3,059,095)	(2,932,286)
Total net operating income	16,998,771	16,474,634	14,915,077
Total
Operating Revenue [Line Items]
Energy Supply	18,311,190	18,811,949	17,030,455
Power supply for end consumers	1,760,056	2,941,312	3,853,830
CCEE	5,698,648	3,278,465	1,680,285
O&M Revenue	9,984,077	10,789,254	11,387,237
Construction revenue	4,800,376	4,161,735	2,960,792
Contractual revenue	7,309,163	7,405,486	7,136,080
Other revenue and expenditure	541,348	337,166	426,427
(-) ICMS	(305,303)	(761,342)	(1,053,742)
(-) PIS and COFINS	(4,149,684)	(4,295,000)	(3,906,818)
(-) Sectoral charges	(2,667,004)	(2,484,234)	(2,348,976)
(-) Other Deductions (including ISS)	(1,274)	(3,239)	(6,662)
Other Deductions On Operating Income	(7,123,265)	(7,543,815)	(7,316,198)
Total net operating income	R$ 41,281,593	R$ 40,181,552	R$ 37,158,908